General (Details) (Kinder Morgan, Inc. [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Kinder Morgan, Inc. [Member]
KMI acquisition of El Paso [Abstract]
Date definative agreement was announced	Oct. 16, 2011
Approximate enterprise value of KMI and El Paso once combined	$ 94,000.0
Miles of pipe of combined entity	80,000
Approximate purchase price for El Paso acquisition	$ 38,000.0
El Paso Corp's ownership interest in the limited partner units of El Paso Pipeline Partners LP	42.00%
El Paso Corp's general partner interest in El Paso Pipeline Partners LP	2.00%
Period in which the acquisition is expected to close	end of May 2012
Percent of related partys voting shareholders that approved proposed acquisition	100.00%
Percent of voting shareholders by company being acquired that approved proposed acquisition	more than 95%
Equity investees equity interest of investment included in asset disposal group	50.00%
Period in which equity investees asset disposal is expected to be completed	third quarter of 2012